Unaudited condensed consolidated interim income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	£ 7,221.2	£ 6,755.3
Costs of services	(6,157.0)	(5,708.1)
Gross profit	1,064.2	1,047.2
General and administrative costs	(758.1)	(508.5)
Operating profit	306.1	538.7
Earnings/(loss) from associates - after interest and tax	1.0	(63.8)
Profit before interest and taxation	307.1	474.9
Finance and investment income	102.4	55.5
Finance costs	(230.7)	(144.9)
Revaluation and retranslation of financial instruments	25.5	33.1
Profit before taxation	204.3	418.6
Taxation	(55.0)	(117.5)
Profit for the period	149.3	301.1
Attributable to:
Equity holders of the parent, continuing operations	112.0	257.9
Non-controlling interests, Continuing operations	37.3	43.2
Profit	£ 149.3	£ 301.1
Earnings per share
Basic earnings per ordinary share (pounds per share)	£ 0.105	£ 0.231
Diluted earnings per ordinary share (pounds per share)	£ 0.103	£ 0.227